Document and Entity Information	Feb. 20, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001676479
Document Type	8-K
Document Period End Date	Feb. 20, 2024
Entity Registrant Name	CAPSTAR FINANCIAL HOLDINGS, INC.
Entity Incorporation State Country Code	TN
Entity File Number	001-37886
Entity Tax Identification Number	81-1527911
Entity Address, Address Line One	1201 Demonbreun Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	(615)
Local Phone Number	732-6400
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value per share
Trading Symbol	CSTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false